Revenue - Analysis of revenue by category (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 253	£ 375
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 253	£ 375